ACQUISITION OF OTIS GOLD CORP (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	Apr. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Apr. 22, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Price per share		$ 2.03	$ 1.64		$ 2.90
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Price per share				$ 2.85
Intercompany loan | $				$ 500
Acquisition related transaction costs | $				$ 856
Otis Gold Corp [Member] | Exchange Ratio [Member]
IfrsStatementLineItems [Line Items]
Price per share	$ 0.046
Shares issued during the period for acquisition | shares				8,130,630
Shares issued during the period for acquisition, value | $	$ 16,370
Otis Gold Corp [Member] | Replacement Options [Member]
IfrsStatementLineItems [Line Items]
Issuance of stock option | shares	531,895
Otis Gold Corp [Member] | Replacement Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants | shares				305,060
Exercise price of warrants				$ 3.30